Goodwill and intangible assets	12 Months Ended
Mar. 31, 2019
Goodwill and intangible assets

8. Goodwill and intangible assets

Goodwill

The changes in Goodwill during the fiscal years ended March 31, 2017, 2018 and 2019 are as follows:

	2017		2018	2019
	(in millions of yen)
Balance at beginning of fiscal year	19,097		95,176	95,184
Goodwill acquired	76,225	(1)	—	—
Foreign exchange translation	(146)		8	(33)
Balance at end of fiscal year	95,176		95,184	95,151

Gross amount of goodwill (2)	171,432		170,926	169,489
Accumulated impairment losses	76,256		75,742	74,338

Notes:

(1)	Goodwill acquired is entirely related to the acquisition of Asset Management One (see Note 3 “Business combination”).
(2)	Goodwill is recorded at a designated reporting unit level for the purpose of assessing impairment. Goodwill is not allocated to the reportable segments in Note 32 “Business segment information”.

Intangible assets

The table below presents the gross carrying amount, accumulated amortization and net carrying amount of intangible assets, at March 31, 2018 and 2019:

	2018			2019
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
	(in millions of yen)
Intangible assets subject to amortization:
Customer relationships (Note)	126,979	52,237	74,742	126,882	61,630	65,252
Other	1,847	1,341	506	1,698	1,412	286

Total	128,826	53,578	75,248	128,580	63,042	65,538

Intangible assets not subject to amortization:
Total	9,199	—	9,199	8,702	—	8,702

Total	138,025	53,578	84,447	137,282	63,042	74,240

Note:

Customer relationships were acquired in connection with the merger of MHSC and Shinko on May 7, 2009 and the integration among asset management companies on October 1, 2016, see Note 3 “Business combination” for further details of the integration among asset management companies. See Note 1 “Basis of presentation and summary of significant accounting policies” for further information.

For the fiscal years ended March 31, 2017, 2018, and 2019, the MHFG Group recognized ¥7,433 million, ¥9,812 million, and ¥9,604 million, respectively, of amortization expense in respect of intangible assets, reported in Other noninterest expenses.

The table below presents the estimated aggregate amortization expense in respect of intangible assets for the next five years:

(in millions of yen)
Fiscal year ending March 31:
2020	8,969
2021	8,237
2022	7,702
2023	7,184
2024	6,666